Risk management - Summary of Estimated Future Obligations for Non-Derivative Financial Liabilities (Parenthetical) (Detail) $ in Millions	Dec. 31, 2017 USD ($)
Disclosure of financial liabilities [line items]
Accounts payable and accrued liabilities related to assets classified as held for sale	$ 1